INCOME TAX (Schedule of Temporary Differences and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 97,218	$ 94,706
Non-capital loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	62,764	63,355
Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	10,813	14,460
Mineral rights and properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,972	5,072
Other deductible temporary difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 21,669	$ 11,819